Schedule of Inventories, Net (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Inventory [Line Items]
Finished goods	$ 188,274	$ 170,712
Less: Allowance for stock obsolescence	(24,281)	(24,331)	$ (3,669)
Total inventories, net	163,993	146,381
Medicines [Member]
Inventory [Line Items]
Finished goods	188,274	168,559
Medical Devices [Member]
Inventory [Line Items]
Finished goods		$ 2,153